Fair Value Measurement - Additional Information (Detail) - Equity Securities [Member] ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	₨ 37,600.3
Equity securities with a fair value	₨ 650.2